Trade and other receivables - Summary of movements in allowance accounts (Details) - Accumulated impairment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	£ 98	£ 51
Differences on exchange	(3)	2
Provided in the year	8	61
Released	(30)	(16)
Allowance account for credit losses of financial assets at end of period	73	98
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	70	51
Differences on exchange	(3)	2
Provided in the year	8	33
Released	(30)	(16)
Allowance account for credit losses of financial assets at end of period	45	70
Loans and other receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	28	0
Differences on exchange	0	0
Provided in the year	0	28
Released	0	0
Allowance account for credit losses of financial assets at end of period	£ 28	£ 28